Cost of Sales - Time Charter Voyage And Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses [Abstract]
Fuel	$ 13,488	$ 14,103	$ 11,150
Time charter	6,587	3,865	114
Ports payroll and related costs	8,036	8,880	8,302
Ports repairs and maintenance	1,862	2,011	1,059
Ports rent	992	1,214	503
Ports insurances	2,943	1,708	1,534
Docking expenses	2,712	2,423	2,436
Maritime and regulatory fees	1,301	802	615
Towing expenses	4,193	3,526	2,177
Other expenses	4,198	4,004	3,503
Total	$ 46,312	$ 42,536	$ 31,393